Cash Account Trust

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

          We are pleased to provide you with the Cash Account Trust annual report for the year ended April 30, 1997.


Your fund's management greatly appreciates your decision to invest in Cash Account Trust. During the past year, the Fund registered solid performance and achieved its objective of providing maximum current income consistent with stability of principal.

ECONOMIC REVIEW AND OUTLOOK
The economy continues to grow at a healthy rate, as it has for the last two quarters, with few signs of inflationary pressures. The nation's economic growth surged at a 5.8% annual rate during the first three months of this year, the best in a decade and even better than the government's first estimate. The seasonally adjusted annual growth rate in the gross domestic product -- the sum of all goods and services produced in the United States -- hasn't been higher since the fourth quarter of 1987.

Looking ahead, the economy is expected to continue on its path of growth, however at a slightly slower pace, with the possibility of increased inflationary pressures. In this context, short-term interest rates should continue to rise given the continuing strength of the economy.

Money market funds such as Cash Account Trust should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,
/s/ John W. Stuebe
John W. Stuebe
Vice President and Portfolio Manager

June 5, 1997

John Stuebe is Senior Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Cash Account Trust. Mr. Stuebe holds a BS degree in finance from the University of Illinois and a MS degree in economics from DePaul University.

PORTFOLIO RESULTS
For the year ended April 30, 1997, the fund's three Portfolios had the following net yields:

The Money Market Portfolio had a net yield of 4.51%.

The Government Securities Portfolio had a net yield of 4.59%.

The Tax-Exempt Portfolio had a net yield of 2.78% and a tax-equivalent yield of 4.42%.

NOTES
An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a portfolio will be able to maintain a stable net asset value of $1.00 per share.

Each Portfolio's net yield for the year ended April 30, 1997, is the sum of the daily dividend rates for the period. The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Cash Account Trust                                       2

----------------------------------------------------------
                            MONEY MARKET PORTFOLIO
Investments at April 30, 1997
(Value in thousands)

----------------------------------------------------------

Corporate Obligations                                Value
BANKING--6.4%
----------------------------------------------------------
(a)Bankers Trust New York Corp.
  5.69%, 5/1/97                                   $ 12,996
----------------------------------------------------------
Credit Lyonnais N.A. Inc.
  5.80%, 7/22/97                                    14,805
----------------------------------------------------------
Sumitomo Bank Capital Markets, Inc.
  5.54%, 5/12/97                                     9,983
----------------------------------------------------------
                                                    37,784
BUSINESS LOANS--19.5%
----------------------------------------------------------
Heller Financial, Inc.
  5.85%, 7/14/97                                     9,881
----------------------------------------------------------
International Securitization Corp.
  5.68%, 6/23/97                                    14,876
----------------------------------------------------------
Jet Funding Corp.
  5.82%, 7/31/97                                    14,783
----------------------------------------------------------
National Fleet Funding Corp.
  5.42%, 5/13/97                                    14,973
----------------------------------------------------------
Preferred Receivables Funding Corp.
  5.68%, 5/8/97                                      9,989
----------------------------------------------------------
Sigma Finance, Inc.
  5.68%, 6/16/97                                    14,892
----------------------------------------------------------
Strategic Asset Funding Corp.
  5.83%, 6/30/97                                    14,856
----------------------------------------------------------
WCP Funding Inc.
  5.65%, 6/2/97                                      9,950
----------------------------------------------------------
Working Capital Management Co., L.P.
  5.72%, 6/10/97                                     9,937
----------------------------------------------------------
                                                   114,137
CAPITAL AND EQUIPMENT LENDING--9.6%
----------------------------------------------------------
BTM Capital Corp.
  5.82%, 7/15/97                                    14,821
----------------------------------------------------------
(a)Caterpillar Financial Services Corp.
  5.63%, 5/28/97                                    15,000
----------------------------------------------------------
SRD Finance Inc.
  5.72%, 6/19/97                                    14,884
----------------------------------------------------------
(a)Sanwa Business Credit Corp.
  5.71%, 5/16/97                                    11,499
----------------------------------------------------------
                                                    56,204
CAPTIVE BUSINESS LENDING--2.9%
----------------------------------------------------------
(a)(b) Capital One Funding Corp.
  5.70%, 5/7/97                                      8,868
----------------------------------------------------------
(a)FINOVA Capital Corp.
  5.77%, 5/15/97                                     8,000
----------------------------------------------------------
                                                    16,868

Corporate Obligations                             Value
CONSUMER LENDING--6.5%
----------------------------------------------------------
Barton Capital Corp.
  5.69%, 5/15/97                                  $ 14,967
----------------------------------------------------------
(a)Federal National Mortgage Association
  5.68%, 5/6/97                                      4,963
----------------------------------------------------------
(a)Household International, Inc.
  5.67%, 5/27/97                                     5,001
----------------------------------------------------------
Sears Roebuck Acceptance Corp.
  5.66%, 6/9/97                                     12,921
----------------------------------------------------------
                                                    37,852
DIVERSIFIED FINANCE--6.8%
----------------------------------------------------------
(a)CIT Group Holdings, Inc.
  5.62%, 5/1/97                                     14,697
----------------------------------------------------------
Dynamic Funding Corp.
  5.80%, 7/7/97                                      9,894
----------------------------------------------------------
STRAIT Capital Corp.
  5.53%, 5/15/97                                    14,968
----------------------------------------------------------
                                                    39,559
FINANCIAL SERVICES--14.0%
----------------------------------------------------------
(a)Bear Stearns Companies Inc.
  5.69% - 5.72%, 5/6/97 - 5/19/97                   18,000
----------------------------------------------------------
(a)Goldman, Sachs Group, L.P.
  5.70%, 5/18/97                                    13,000
----------------------------------------------------------
(a)(b)Lehman Brothers Holdings Inc.
  5.75%, 5/21/97                                    18,000
----------------------------------------------------------
(a)Merrill Lynch & Co., Inc.
  5.65%, 5/19/97                                    12,998
----------------------------------------------------------
Nomura Holding America Inc.
  5.84%, 7/16/97                                     9,879
----------------------------------------------------------
(a)Salomon Inc.
  5.89%, 5/7/97                                     10,000
----------------------------------------------------------
                                                    81,877
HEALTH CARE--1.7%
----------------------------------------------------------
Columbia/HCA Healthcare Corp.
  5.68%, 6/17/97                                     9,927
----------------------------------------------------------
STATE OBLIGATION--.4%
----------------------------------------------------------
(a)Texas, General Obligation
  5.63%, 5/7/97                                      2,255
----------------------------------------------------------

Cash Account Trust                                      3
---------------------------------------------------------
                            MONEY MARKET PORTFOLIO
Investments at April 30, 1997
(Value in thousands)

---------------------------------------------------------

                                                     Value
UTILITIES--8.1%
----------------------------------------------------------
Brazos River Authority, Texas
  5.67%, 6/6/97                                   $  8,000
----------------------------------------------------------
Frontier Corp.
  5.53%, 5/16/97                                    14,966
----------------------------------------------------------
Gulf Coast Waste Authority, Texas
  5.43%, 5/7/97                                     14,223
----------------------------------------------------------
New Hampshire
Industrial Development Authority
  5.67%, 6/6/97                                     10,000
----------------------------------------------------------
                                                    47,189
----------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS--75.9%
(average maturity: 32 days)                        443,652
----------------------------------------------------------
CERTIFICATES OF DEPOSIT
(a)AmSouth Bank of Alabama
  5.59%, 5/7/97                                     13,996
----------------------------------------------------------
Bayerische Landesbank
  5.72%, 7/24/97                                     9,999
----------------------------------------------------------
(a)Key Bank, N.A.
  5.64%, 5/1/97                                      9,998
----------------------------------------------------------
MBNA America Bank N.A.
  5.75%, 7/21/97                                    10,000
----------------------------------------------------------
(a)Morgan Guaranty Trust
  5.63%, 5/1/97                                      9,996
----------------------------------------------------------
(a)Old Kent Bank
  5.70%, 5/1/97                                     18,000
----------------------------------------------------------
(a)PNC Bank, N.A.
  5.62%, 5/1/97                                      9,995
----------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT--14.0%
(average maturity: 21 days)                         81,984
----------------------------------------------------------

                                                     Value

(C)REPURCHASE AGREEMENTS
(Dated 4/97, collateralized by Federal Home Loan
Mortgage Corp. and Federal National Mortgage
Association securities)
----------------------------------------------------------
Nomura Securities International, Inc.
(held at The Bank of New York)
  5.57% - 5.65%, 5/21/97 - 6/27/97                $ 40,000
----------------------------------------------------------
Salomon Brothers Inc.
(held at The Bank of New York)
  5.65%, 6/11/97                                    25,000
----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--11.1%
(average maturity: 42 days)                         65,000
----------------------------------------------------------

TOTAL INVESTMENTS--101.0%
(average maturity: 32 days)                        590,636
----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(1.0%)              (5,689)
----------------------------------------------------------

NET ASSETS--100%                                  $584,947
==========================================================

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                      4

----------------------------------------------------------
                       GOVERNMENT SECURITIES PORTFOLIO

Investments at April 30, 1997
(Value in thousands)

----------------------------------------------------------

Short-Term Notes                                    Value
(Issued or guaranteed by U.S. Government agencies
or instrumentalities)
-----------------------------------------------------------
(a)Export-Import Bank of the United States
  Kuwait Investment Authority
    5.92%, 5/15/97                                 $  6,498
-----------------------------------------------------------
Federal Home Loan Bank
(a)    5.51%, 5/2/97 - 5/27/97                       11,198
    5.99%, 9/18/97                                    2,999
-----------------------------------------------------------
Federal Home Loan Mortgage Corp.
    6.16%, 9/1/97                                     2,856
-----------------------------------------------------------
Federal National Mortgage Association
(a)    5.53% - 5.68%, 5/3/97 - 5/6/97                27,353
    5.76% - 6.10%, 7/25/97 - 9/3/97                  11,066
-----------------------------------------------------------
(a)Overseas Private Investment Corp.
  Omolon
    5.66%, 5/6/97                                    26,000
-----------------------------------------------------------
(a)Student Loan Marketing Association
    5.55% - 5.62%, 5/6/97 - 6/30/97                  96,666
-----------------------------------------------------------

TOTAL SHORT-TERM NOTES--33.9%
(average maturity: 16 days)                         184,636
-----------------------------------------------------------

(c)REPURCHASE AGREEMENTS
(Dated 3/97 and 4/97, collateralized by Federal
Home Loan Mortgage Corp., Federal National
Mortgage Association, Government National
Mortgage Association and U.S. Treasury
securities)
-----------------------------------------------------------
Bear, Stearns & Co. Inc.
    5.66% - 5.75%, 5/7/97 - 7/2/97                   50,000
-----------------------------------------------------------
CS First Boston Inc.
(held at The Chase Manhattan Bank)
    5.58%, 5/1/97                                    20,000
-----------------------------------------------------------

Short-Term Notes                                    Value
Chase Securities, Inc.
(held at The Chase Manhattan Bank)
    5.55%, 5/1/97                                  $ 20,000
-----------------------------------------------------------
Goldman, Sachs & Co.
(held at The Bank of New York)
    5.40% - 5.45%, 5/2/97 - 5/5/97                   21,000
-----------------------------------------------------------
Lehman Government Securities Inc.
(held at The Chase Manhattan Bank)
    5.48%, 5/7/97                                    23,000
-----------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.43%, 5/5/97                                    22,000
-----------------------------------------------------------
Morgan Stanley & Co. Inc.
(held at The Bank of New York)
    5.59% - 5.68%, 6/11/97 - 7/30/97                 80,000
-----------------------------------------------------------
Nomura Securities International, Inc.
(held at The Bank of New York)
    5.55% - 5.60%, 5/14/97 - 5/21/97                 77,000
-----------------------------------------------------------
Salomon Brothers Inc.
(held at The Bank of New York)
    5.65% - 5.73%, 6/18/97 - 7/15/97                 76,000
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--71.4%
(average maturity: 29 days)                         389,000
-----------------------------------------------------------

TOTAL INVESTMENTS--105.3%
(average maturity: 25 days)                         573,636
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(5.3)%              (29,135)
-----------------------------------------------------------

NET ASSETS--100%                                   $544,501
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                    5

---------------------------------------------------------

                             TAX-EXEMPT PORTFOLIO
Investments at April 30, 1997
(Value in thousands)

---------------------------------------------------------

(a)Variable Rate Demand Securities                Value
ARIZONA
---------------------------------------------------------
Apache County
Industrial Development Authority
    4.50%                                        $  6,000
---------------------------------------------------------
Health Facilities Authority
    4.55%                                           2,000
---------------------------------------------------------
Maricopa County
Pollution Control Corp.
    4.60%                                           2,600
CALIFORNIA
---------------------------------------------------------
Los Angeles
Harbor Improvement Corp.
    4.70%                                           6,500
---------------------------------------------------------
Sacramento County
Housing Authority
    4.70%                                           3,400
DISTRICT OF COLUMBIA
---------------------------------------------------------
General Obligation
    4.15%                                           1,100
FLORIDA
---------------------------------------------------------
Alachua County
Health Facilities Authority
    4.50%                                           3,800
---------------------------------------------------------
Dade County
Health Facilities Authority
    4.40%                                           1,600
ILLINOIS
---------------------------------------------------------
Development Finance Authority
    5.00%                                           2,000
---------------------------------------------------------
Elgin
Judson College Project
    4.65%                                           4,000
---------------------------------------------------------
Rockford
Industrial Project Revenue
    4.80%                                           2,300
---------------------------------------------------------
Student Assistance Commission
    4.60%                                           1,000
INDIANA
---------------------------------------------------------
Health Facility Financing Authority
    4.62%                                           5,645
---------------------------------------------------------
Ossian
Economic Development Revenue
    4.80%                                           1,000
---------------------------------------------------------
Rockport
Pollution Control Revenue
    4.05%                                           2,000
---------------------------------------------------------

(a)Variable Rate Demand Securities              Value
Seymour
Economic Development Revenue
    4.40%                                        $  3,600
KENTUCKY
---------------------------------------------------------
Boone County
Pollution Control Revenue
    3.65%                                           4,000
---------------------------------------------------------
Bowling Green
Industrial Building Revenue
    4.40%                                           2,400
---------------------------------------------------------
Mayfield
Multi-City Lease Revenue
    4.15%                                           5,000
LOUISIANA
---------------------------------------------------------
Public Facilities Authority
    4.50%                                           5,500
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    4.60%                                           2,000
NEW MEXICO
---------------------------------------------------------
Farmington
Pollution Control Revenue
    4.53%                                           6,200
NORTH CAROLINA
---------------------------------------------------------
Lenoir County
Pollution Control Financing Authority
    4.75%                                           1,000
---------------------------------------------------------
Medical Care Commission
Hospital Revenue
    4.65%                                           4,250
OHIO
---------------------------------------------------------
Medina County
Health Care Facilities Revenue
    4.70%                                           4,500
OREGON
---------------------------------------------------------
Economic Development Revenue
    4.70%                                           4,500
PENNSYLVANIA
---------------------------------------------------------
Delaware County
Redevelopment Authority
    5.17%                                           5,000
---------------------------------------------------------
Delaware Valley
Regional Finance Authority
    4.60%                                           7,200
---------------------------------------------------------
Emmaus
General Authority Revenue
    4.56%                                           7,000
---------------------------------------------------------

 Cash Account Trust                                     6
---------------------------------------------------------

                             TAX-EXEMPT PORTFOLIO
Investments at April 30, 1997
(Value in thousands)

---------------------------------------------------------

                                                  Value
Lehigh County
Industrial Development Authority
    3.65%                                        $  5,000
---------------------------------------------------------
Philadelphia
Redevelopment Authority
    4.70%                                           1,500
TENNESSEE
---------------------------------------------------------
Clarksville
Public Building Authority
    4.70%                                           4,300
---------------------------------------------------------
Maury County
Industrial Development Board
    4.90%                                           2,000
---------------------------------------------------------
Smyrna Housing Association
Multi-Family Housing Revenue
    4.90%                                           5,000
TEXAS
---------------------------------------------------------
Corpus Christi
Industrial Development Corp.
    4.15%                                           2,100
---------------------------------------------------------
Port Arthur
Industrial Development Corp.
    4.55%                                           5,000
UTAH
---------------------------------------------------------
Springville
Industrial Development Revenue
    4.60%                                           1,150
VIRGINIA
---------------------------------------------------------
Louisa County
Industrial Development Authority
    4.70%                                           2,000
WASHINGTON
---------------------------------------------------------
Port Angeles
Industrial Development Corp.
    4.40%                                           3,500
WISCONSIN
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    4.70%                                           1,800
---------------------------------------------------------

TOTAL VARIABLE RATE
DEMAND SECURITIES--63.6%
(average maturity: 6 days)                        140,445
---------------------------------------------------------

                                                  Value
OTHER SECURITIES
ALASKA
---------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.45% - 3.75%, 5/13/97 - 7/24/97             $  6,000
ARIZONA
---------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.70%, 6/23/97                                  3,500
CALIFORNIA
---------------------------------------------------------
Revenue Anticipation Warrants
    3.97%, 6/30/97                                    700
COLORADO
---------------------------------------------------------
Platte River Power Authority
    3.50%, 5/12/97                                  1,000
FLORIDA
---------------------------------------------------------
Orange County
Governmental Regional Financing
    3.75%, 6/23/97                                  3,500
---------------------------------------------------------
Orlando
Waste Water System Revenue
    3.55%, 6/20/97                                  1,000
---------------------------------------------------------
Sarasota County
Public Hospital District
    3.50%, 5/14/97                                  2,850
---------------------------------------------------------
Sunshine State
Governmental Financing Commission
    3.70%, 6/20/97                                  3,000
GEORGIA
---------------------------------------------------------
Municipal Electric Authority
    3.40%, 5/12/97                                  2,650
INDIANA
---------------------------------------------------------
Gary
Environmental Improvement Revenue
    3.80%, 7/24/97                                  1,000
---------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.50% - 3.85%, 5/9/97 - 7/18/97                 6,535
KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.70%, 6/20/97                                  3,490
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    3.40%, 5/8/97 - 5/12/97                         4,500
---------------------------------------------------------

 Cash Account Trust                                     7
---------------------------------------------------------

                             TAX-EXEMPT PORTFOLIO
Investments at April 30, 1997
(Value in thousands)

---------------------------------------------------------

                                                  Value
MARYLAND
---------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    3.50%, 5/14/97                               $  1,000
MISSISSIPPI
---------------------------------------------------------
Claiborne County
Pollution Control Revenue
    3.75%, 7/24/97                                  4,400
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    3.55%, 5/13/97                                  4,000
NEW YORK
---------------------------------------------------------
General Obligation
    4.02%, 8/1/97                                   2,503
---------------------------------------------------------
General Obligation
Bond Anticipation Notes
    3.85%, 7/23/97                                  1,300
---------------------------------------------------------
Municipal Water Finance Authority
    3.75%, 7/31/97                                  1,000
NORTH CAROLINA
---------------------------------------------------------
Municipal Power Agency
    3.45%, 5/9/97                                   2,000
PENNSYLVANIA
---------------------------------------------------------
Philadelphia School District
Tax and Revenue Anticipation Notes
    4.00%, 6/30/97                                    801
TEXAS
---------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.55%, 5/14/97                                  1,000
---------------------------------------------------------
Dallas
Area Rapid Transit
    3.45%, 5/13/97                                  1,000
---------------------------------------------------------
Harris County
Health Facilities Development Corp.
    3.75%, 6/30/97                                  5,000
---------------------------------------------------------
Municipal Power Agency
    3.45%, 5/9/97                                   1,200
---------------------------------------------------------

                                                  Value
Public Finance Authority
    3.45%, 5/12/97                               $  3,000
---------------------------------------------------------
San Antonio
Electric and Gas Systems
    3.45%, 5/12/97 - 5/14/97                        4,400
---------------------------------------------------------
Tax and Revenue Anticipation Notes
    3.95%, 8/29/97                                    501
UTAH
---------------------------------------------------------
Tooele County
Waste Treatment Revenue
    4.15%, 7/15/97                                  1,400
VIRGINIA
---------------------------------------------------------
Chesapeake
Industrial Development Authority
    3.40%, 5/15/97                                  1,000
---------------------------------------------------------
Chesterfield County
Industrial Development Authority
    3.50% - 3.75%, 5/14/97 - 7/24/97                3,350
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.75% - 4.05%, 6/23/97 - 7/16/97                2,000
---------------------------------------------------------
Norfolk
Industrial Development Authority
    3.45%, 5/13/97                                  2,315
---------------------------------------------------------

TOTAL OTHER SECURITIES--37.6%
(average maturity: 40 days)                        82,895
---------------------------------------------------------

TOTAL INVESTMENTS--101.2%
(average maturity: 18 days)                       223,340
---------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(1.2)%             (2,549)
---------------------------------------------------------

NET ASSETS--100%                                 $220,791
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Account Trust                                                            8

--------------------------------------------------------------------------------
                      NOTES TO PORTFOLIOS OF INVESTMENTS

--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at April 30, 1997. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At April 30, 1997, the aggregate value of illiquid securities was $26,868,000 in the Money Market Portfolio, which represented 4.6% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

Cash Account Trust                                                             9

--------------------------------------------------------------------------------
                        REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH ACCOUNT TRUST

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising Cash Account Trust, as of April 30, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Cash Account Trust at April 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                           ERNST & YOUNG LLP

                                                 Chicago, Illinois
                                                 June 13, 1997

Cash Account Trust                                                          10

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997
(in thousands)

-------------------------------------------------------------------------------

                                                                MONEY          GOVERNMENT
                                                               MARKET          SECURITIES        TAX-EXEMPT
ASSETS                                                        PORTFOLIO        PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $525,636          184,636            223,340
------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                         65,000          389,000                 --
------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                       1,359            3,208                893
------------------------------------------------------------------------------------------------------------
  Securities sold                                                   --               --              2,005
------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                  24               28                  9
------------------------------------------------------------------------------------------------------------
    Total assets                                               592,019          576,872            226,247
------------------------------------------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------------
Cash overdraft                                                   4,417               10              4,552
------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        692              628                142
------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                           1,359              947                609
------------------------------------------------------------------------------------------------------------
  Securities purchased                                              --           30,000                 --
------------------------------------------------------------------------------------------------------------
  Management fee                                                   137              311                 39
------------------------------------------------------------------------------------------------------------
  Distribution services fee                                        296              272                 69
------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           145              152                 32
------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                          26               51                 13
------------------------------------------------------------------------------------------------------------
    Total liabilities                                            7,072           32,371              5,456
------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $584,947          544,501            220,791
------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------------
Shares outstanding                                             584,947          544,501            220,791
------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                   $1.00             1.00               1.00
------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           11

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended April 30, 1997
(in thousands)

--------------------------------------------------------------------------------

                                                                 MONEY                GOVERNMENT
                                                                 MARKET               SECURITIES            TAX-EXEMPT
                                                               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                              ---------------------------------------------------------
INTEREST INCOME                                                 $30,185                 19,512                 3,634
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                  1,150                    744                   212
-----------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                       3,287                  2,127                   506
-----------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses            965                    489                   141
-----------------------------------------------------------------------------------------------------------------------
  Registration costs                                                141                     87                    87
-----------------------------------------------------------------------------------------------------------------------
  Professional fees                                                  32                     16                     6
-----------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                            49                     30                    10
-----------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           26                     13                     6
-----------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                          5,650                  3,506                   968
-----------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                   (175)                  (261)                 (143)
-----------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Portfolio                      5,475                  3,245                   825
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                            24,710                 16,267                 2,809
-----------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                 (1,416)                    --                    --
-----------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                  1,416                     --                    --
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations            $24,710                 16,267                 2,809
-----------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended April 30, 1997 and 1996
(in thousands)

--------------------------------------------------------------------------------

                                                             MONEY MARKET              GOVERNMENT            TAX-EXEMPT
                                                              PORTFOLIO          SECURITIES-PORTFOLIO        PORTFOLIO
                                                        --------------------------------------------------------------------
                                                           1997         1996        1997        1996       1997       1996
                                                        --------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
Net investment income                                   $   24,710       20,031      16,267      8,773      2,809      2,208
----------------------------------------------------------------------------------------------------------------------------
Net realized loss                                           (1,416)          --          --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation                            1,416         (590)         --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Capital contribution from investment manager                    --          590          --         --         --         --
----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income       (24,710)     (20,031)    (16,267)    (8,773)    (2,809)    (2,208)
----------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and
number of shares are the same):
Shares sold                                              2,030,788    1,341,848   1,283,520    684,586    446,705    256,475
----------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                  24,932       20,087      16,766      8,850      2,925      2,221
----------------------------------------------------------------------------------------------------------------------------
                                                         2,055,720    1,361,935   1,300,286    693,436    449,630    258,696
Shares redeemed                                         (1,925,798)  (1,285,461)   (945,704)  (641,537)  (295,820)  (259,463)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions and total increase (decrease) in net
assets                                                     129,922       76,474     354,582     51,899    153,810       (767)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                          455,025      378,551     189,919    138,020     66,981     67,748
----------------------------------------------------------------------------------------------------------------------------
End of year                                             $  584,947      455,025     544,501    189,919    220,791     66,981
----------------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           12

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Account Trust (the Fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all taxable realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the year ended April 30, 1997, the Fund incurred management fees of $2,106,000.

DISTRIBUTION AGREEMENT
The Fund also has an administration, shareholder services and distribution agreement with Zurich Kemper Distributors, Inc. (ZKDI) (formerly known as Kemper Distributors, Inc.). For its services as primary distributor, the Fund pays ZKDI an annual fee of .60% of average daily net assets for the Money Market and Government Securities Portfolios and .50% of average daily net assets for the Tax-Exempt Portfolio. For the year ended April 30, 1997, the Fund incurred distribution fees of $5,920,000. ZKDI has related service agreements with various firms to provide cash management and other services for Fund

 Cash Account Trust                                                           13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

shareholders. Under these agreements, ZKDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .60% for the Money Market and Government Securities Portfolios, and .50% for the Tax-Exempt Portfolio. During the year ended April 30, 1997, ZKDI paid fees of $5,929,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) (formerly known as Kemper Service Company) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $1,348,000 for the year ended April 30, 1997.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended April 30, 1997, the Fund made no payments to its officers and incurred trustees' fees of $28,000 to independent trustees.

EXPENSE ABSORPTION
For the period from May 1, 1996 through January 31, 1997, ZKI agreed to limit the Portfolios' operating expenses to the following percentages of average daily net assets: Money Market Portfolio (1.00%), Government Securities Portfolio (.90%) and Tax-Exempt Portfolio (.80%). Beginning in February, 1997, the expense limits were increased to the following percentages: Government Securities Portfolio (.95%) and Tax-Exempt Portfolio (.85%). For the fiscal year ended April 30, 1997, ZKI absorbed expenses of $579,000.

Cash Account Trust                                                        14

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                              Year ended April 30,
MONEY MARKET PORTFOLIO                                         1997        1996        1995        1994        1993
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                              $1.00        1.00        1.00        1.00       1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                      .05         .05         .04         .02        .02
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                    $1.00        1.00        1.00        1.00       1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     4.60%       4.96        4.38        2.42       2.65
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                                    1.00%       1.00         .99         .93        .84
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.51%       4.83        4.54        2.48       2.59
--------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                         1.03%       1.05        1.05        1.20       1.36
--------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.48%       4.78        4.48        2.21       2.07
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                     $584,947     455,025     378,551     156,153     34,267
--------------------------------------------------------------------------------------------------------------------

NOTE:
The Money Market Portfolio's total returns for the years ended April 30, 1996 and 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.80% and 4.16%, respectively.

                                                                              Year ended April 30,
GOVERNMENT SECURITIES PORTFOLIO                                1997        1996        1995        1994       1993
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                              $1.00        1.00        1.00       1.00       1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                      .05         .05         .04        .02        .02
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                    $1.00        1.00        1.00       1.00       1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     4.69%       5.01        4.37       2.49       2.65
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                                     .92%        .90         .90        .84        .79
-------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.59%       4.88        4.66       2.47       2.63
-------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                          .99%       1.06        1.05       1.22       1.18
-------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.52%       4.72        4.51       2.09       2.24
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                     $544,501     189,919     138,020     30,829     28,963
-------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                          15

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                               Year ended April 30,
TAX-EXEMPT PORTFOLIO                                       1997           1996          1995          1994          1993
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                          $1.00          1.00          1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                  .03           .03           .03           .02           .02
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $1.00          1.00          1.00          1.00          1.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                 2.82%         3.16          2.80          1.84          2.13
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                                 .81%          .78           .76           .74           .71
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                        2.78%         3.10          3.00          1.82          2.09
-------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                      .96%          .98           .93          1.20          1.39
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                        2.63%         2.90          2.83          1.36          1.41
-------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                 $220,791        66,981        67,748        16,991        10,014
-------------------------------------------------------------------------------------------------------------------------

NOTE FOR ALL PORTFOLIOS:

ZKI has agreed to temporarily waive certain operating expenses. The Other Ratios to Average Net Assets are computed without this expense waiver.

FEDERAL TAX STATUS OF 1997 DIVIDENDS

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. All of the dividends from the Tax-Exempt Portfolio constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends may be includable in the alternative minimum tax calculation.

These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

                                         CASH ACCOUNT
                                         TRUST

                                         ANNUAL
                                         REPORT
                                         APRIL 30, 1997

This report is not to be distributed unless preceded or accompanied by a prospectus.

INVESTMENT MANAGER
Zurich Kemper Investments, Inc.

PRINCIPAL UNDERWRITER
Zurich Kemper Distributors, Inc.
222 South Riverside Plaza, Chicago, IL 60606

CAT-2 1033890 (6/97)             [LOGO]












            Printed on recycled paper.